Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

H. Income Taxes

We had net operating loss and research and development tax credit carryforwards of approximately $54,918,000 and $4,176,000, respectively, at December 31, 2011, and approximately $40,526,000 and $2,990,000, respectively at December 31, 2010. Such losses and credits may be used to reduce future taxable income and tax liabilities and will expire at various dates between 2027 and 2031.

We have net operating loss carryforwards of approximately $7,162,000 (“Pre-Merger NOL”) that are limited for use under Section 382 of the Internal Revenue Code to an annual net operating loss carryforward of $464,000. The Pre-Merger NOL may be used to reduce future taxable income and tax liabilities and will expire at various dates between 2012 and 2027.

Significant components of our deferred tax assets are as follows (in thousands):

	September 30,	September 30,
	December 31,
	2011	2010

Net operating loss carryforwards	$18,672	$13,779
Net operating loss carryforwards — Pre-Merger NOL	2,435	2,593
Research and development credit carryforwards	4,176	2,990
License fee	684	1,292
Compensation expense	2,828	2,715
Other	477	539

Total deferred tax assets	29,272	23,908
Valuation allowance for deferred tax assets	(29,272)	(23,908)

Net deferred tax assets	$—	$—

Because of our cumulative losses, the deferred tax assets have been fully offset by a valuation allowance. We have not paid income taxes for the three-year period ended December 31, 2011.